Receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Schedule of composition of receivables	Receivables consisted of the following:

(dollars in thousands)	March 31, 2016	December 31, 2015
Trade receivables, net	$57,845	$66,648
Other receivables	5,860	13,455

Total	$63,705	$80,103

Receivables consisted of the following at December 31:

(dollars in thousands)	2015	2014
Trade receivables, net	$66,648	$54,647
Other receivables	13,455	23,973

Total	$80,103	$78,620